Summary of Significant Accounting Policies - Schedule of Weighted Average Dilutive Common Shares (Details) - shares		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Total potentially dilutive shares		34,672,826	9,647,239	17,387,250		7,969,098
Option [Member]
Total potentially dilutive shares		4,739,535	3,615,119	4,703,785		3,122,202
Warrants [Member]
Total potentially dilutive shares		5,852,952	3,318,403	3,483,403		3,435,134
Convertible Notes - Common Stock [Member]
Total potentially dilutive shares	[1]	21,525,021	2,713,717
Convertible Notes - Warrants [Member]
Total potentially dilutive shares		2,555,318
Convertible Notes [Member]
Total potentially dilutive shares				9,200,062	[2]	1,411,762

[1]	As of June 30, 2019 and June 30, 2018, many of the convertible notes had variable conversion prices and the shares were estimated based on market conditions. Pursuant to the note agreements, on June 30, 2019 and June 30, 2018 there were 105,349,305 and 15,771,133 shares of common stock reserved for future note conversions, respectively.
[2]	As of December 31, 2018, many of the convertible notes had variable conversion prices and the shares issuable were estimated based on market conditions. Pursuant to the note agreements, there were 57,019,880 shares of common stock reserved for future note conversions.